Cover	Sep. 01, 2026
Document Information [Line Items]
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	2
Investment Company Act Registration	true
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Sep. 01, 2026
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	VANECK CLO OPPORTUNITIES FUND
Entity Central Index Key	0002095816
Securities Act File Number	333-292043
Investment Company Act File Number	811-24146
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	666 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	293-2000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jonathan R. Simon, Esq.
Entity Address, Address Line One	666 Third Avenue, 9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017